Commitments and Contingencies - Schedule of Purchase Commitments in Connection With Commodity Streams (Parenthetical) (Detail) oz in Millions, lb in Millions	Dec. 31, 2019 $ / per_Oz $ / per_LB lb oz
Gold Commodity Type [member] | After 8.6 Million Ounces [member] | The Lesser of $500 and Prevailing Market Price [member] | Hugo North Extension and Heruga Gold Stream [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	500
Copper Commodity Type [member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Threshold, annual maximum measurement weight commodity purchase	3.9
Percentage of life of mine gold or relevant commodity	4.20%
Copper Commodity Type [member] | Hugo North Extension and Heruga Gold Stream [member]
Commitments and Contingencies [Line Items]
Threshold, purchase price per measurement weight change	9,100.0
Copper Commodity Type [member] | Below 560 Metres Threshold [member] | Hugo North Extension and Heruga Gold Stream [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	0.42%
Copper Commodity Type [member] | Above 560 Metres Threshold [member] | Hugo North Extension and Heruga Gold Stream [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	0.62%
Copper Commodity Type [member] | Before 9.1 Billion Pounds Produced [member] | The Lesser of $.50 and Prevailing Market Price [member] | Hugo North Extension and Heruga Gold Stream [member]
Commitments and Contingencies [Line Items]
Commodity per pound purchase price | $ / per_LB	0.50
Copper Commodity Type [member] | After 9.1 Billion Pounds Produced [member] | The Lesser of $1.10 and Prevailing Market Price [member] | Hugo North Extension and Heruga Gold Stream [member]
Commitments and Contingencies [Line Items]
Commodity per pound purchase price | $ / per_LB	1.10
Copper Commodity Type [member] | Before Yamana Copper Stream Delivers 39 Million Pounds [member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	4.20%
Threshold, percentage life of mine or relevant weight commodity change	39.0
Copper Commodity Type [member] | Above 39 Million Pounds And Less Than 50 Million Pounds Threshold [member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	3.00%
Copper Commodity Type [member] | After Yamana Copper Stream Delivers 39 Million Pounds [member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change	50.0
Copper Commodity Type [member] | Above 50 Million Pounds [member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	1.50%
Gold and Silver Commodity Type [member] | Below 560 Metres Threshold [member] | Hugo North Extension [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	5.62%
Gold and Silver Commodity Type [member] | Below 560 Metres Threshold [member] | Heruga [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	4.26%
Gold and Silver Commodity Type [member] | Above 560 Metres Threshold [member] | Hugo North Extension [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	8.43%
Gold and Silver Commodity Type [member] | Above 560 Metres Threshold [member] | Heruga [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	6.39%
Silver Commodity Type [member] | Yamana Silver Stream [member]
Commitments and Contingencies [Line Items]
Threshold, annual maximum measurement weight commodity purchase | oz	1.2
Percentage of life of mine gold or relevant commodity	20.00%
Threshold, percentage life of mine or relevant weight commodity change | oz	7.0
Silver Commodity Type [member] | Before 40.3 million ounces produced from property [member] | The Lesser of $5 and Prevailing Market Price [member] | Hugo North Extension and Heruga Gold Stream [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	5
Silver Commodity Type [member] | After 40.3 Million Ounces [member] | The Lesser of $10 and Prevailing Market Price [member] | Hugo North Extension and Heruga Gold Stream [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	10
Silver Commodity Type [member] | Below 7 Million Ounces Threshold [member] | Yamana Silver Stream [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	20.00%
Silver Commodity Type [member] | Above 7 Million Ounces Threshold [member] | Yamana Silver Stream [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	9.00%